Statements of Operations (Parentheticals) - $ / shares	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Redeemable Class A Common Stock
Diluted weighted average outstanding	1,457,184	12,204,321
Diluted net (loss) income per share	$ (0.18)	$ 0.00
Non-redeemable Class A and Class B Common Stock
Diluted weighted average outstanding	4,271,712	3,457,807
Diluted net (loss) income per share	$ (0.18)	$ 0.00